Financial Risk Management - Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk (Details)
€ in Millions, ₫ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, £ in Millions, Rp in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 VND (₫)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 VND (₫)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 HKD ($)
Disclosure Of Financial Instruments [Line Items]
Financial assets | ₩	₩ 40,413								₩ 15,878
Financial liabilities | ₩	19,329								10,542
USD
Disclosure Of Financial Instruments [Line Items]
Financial assets	31,775	$ 29,204,905							9,403	$ 8,100,729
Financial liabilities	17,099	$ 15,715,800							6,696	$ 5,775,721
JPY
Disclosure Of Financial Instruments [Line Items]
Financial assets	4,099		¥ 388,760,925						4,854		¥ 456,300,430
Financial liabilities	2,092		¥ 198,432,867						3,621		¥ 340,468,613
EUR
Disclosure Of Financial Instruments [Line Items]
Financial assets	461			€ 344,842					439			€ 338,598
Financial liabilities	11			€ 8,399					1			€ 1,000
IDR
Disclosure Of Financial Instruments [Line Items]
Financial assets	1				Rp 12,955,000				1				Rp 12,955,000
Financial liabilities	1				Rp 15,289,944				1				Rp 17,023,944
THB
Disclosure Of Financial Instruments [Line Items]
Financial assets	1					฿ 28,510			1					฿ 28,510
Financial liabilities | ฿						฿ 7,379								฿ 7,379
TWD
Disclosure Of Financial Instruments [Line Items]
Financial assets	4,076						$ 105,408,193		1,125						$ 29,236,669
Financial liabilities	₩ 126						$ 3,264,754		214						$ 5,567,672
VND
Disclosure Of Financial Instruments [Line Items]
Financial assets | ₫								₫ 9,270,000								₫ 9,270,000
Financial liabilities | ₫								₫ 3,243,600								₫ 3,243,600
GBP
Disclosure Of Financial Instruments [Line Items]
Financial liabilities									9								£ 5,625
HKD
Disclosure Of Financial Instruments [Line Items]
Financial assets									₩ 55									$ 368,048